ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY (Tables)	9 Months Ended
Sep. 30, 2023
Real Estate [Abstract]
Disclosure of Long Lived Assets Held for sale
A rollforward of assets held for sale for the nine months ended September 30, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$645
Additions	11,316
Sales	(1,642)
Foreign exchange impact	(1)
Balance as of September 30, 2023	$10,318

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the nine months ended September 30, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$31,007
Land sales	(17,226)
Balance as of September 30, 2023	$13,781